As Filed with the U.S. Securities and Exchange Commission on January 28, 2010

1933 Act File No. 002-94608
1940 Act File No. 811-04165

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 46 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 48 ☒
(Check appropriate box or boxes.)
__________________
AMERICAN CENTURY TARGET MATURITIES TRUST (Exact Name of Registrant as Specified in Charter)
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: February 1, 2010

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 1, 2010 at 8:30 a.m. Central pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

February 1, 2010

American Century Investments Prospectus

Target 2010 Fund
   Investor Class (BTTNX)
   Advisor Class (ACTRX)

Target 2015 Fund
   Investor Class (BTFTX)
   Advisor Class (ACTTX)

Target 2020 Fund
   Investor Class (BTTTX)
   Advisor Class (ACTEX)

Target 2025 Fund
   Investor Class (BTTRX)
   Advisor Class (ACTVX)

The Securities and Exchange Commission has
not approved or disapproved these securities or
passed upon the adequacy of this prospectus. Any
representation to the contrary is a criminal offense.

Table of Contents

Fund Summary – Target 2010 Fund	2
Investment Objective	2
Fees and Expenses	2
Principal Investments, Principal Risks and Performance	2
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Fund Summary – Target 2015 Fund	6
Investment Objective	6
Fees and Expenses	6
Principal Investments, Principal Risks and Performance	6
Portfolio Management	8
Purchase and Sale of Fund Shares	8
Tax Information	9
Payments to Broker-Dealers and Other Financial Intermediaries	9
Fund Summary – Target 2020 Fund	10
Investment Objective	10
Fees and Expenses	10
Principal Investments, Principal Risks and Performance	10
Portfolio Management	12
Purchase and Sale of Fund Shares	12
Tax Information	13
Payments to Broker-Dealers and Other Financial Intermediaries	13
Fund Summary – Target 2025 Fund	14
Investment Objective	14
Fees and Expenses	14
Principal Investments, Principal Risks and Performance	14
Portfolio Management	16
Purchase and Sale of Fund Shares	16
Tax Information	17
Payments to Broker-Dealers and Other Financial Intermediaries	17
Objectives, Strategies and Risks	18
Management	20
Investing Directly with American Century Investments	22
Investing Through a Financial Intermediary	24
Additional Policies Affecting Your Investment	25
Share Price and Distributions	28
Taxes	30
Multiple Class Information	32
Financial Highlights	33

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary – Target 2010 Fund

Investment Objective

The fund seeks the highest return consistent with investment in U.S. Treasury securities.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor	Advisor
Maximum Account Maintenance Fee	$25(1)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Advisor
Management Fee	0.56%	0.56%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.57%	0.82%

1	Applies only to investors whose total eligible investments with American Century Investments are less than $10,000.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$58	$183	$319	$714
Advisor Class	$84	$262	$456	$1,014

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

The fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature.

The fund is managed to mature in the year 2010 and will be liquidated near the end of its target year. Shareholders may incur tax liability as a result of the fund's liquidation. Because Target 2010 has reached its target maturity year, the portfolio managers may begin buying traditional coupon-bearing securities consistent with the fund's investment objective and strategy. Additionally, as the fund's zero-coupon securities mature, the proceeds from the retirement of these securities may be invested in zero-coupon securities, traditional coupon-bearing debt securities and cash equivalent securities.

If shares of the fund are held until the fund is liquidated and all distributions are reinvested, the fund’s performance should be similar to an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund. The advisor expects that shareholders who hold their shares until the fund is liquidated and reinvest all distributions will realize an investment return and maturity value that do not differ significantly from the anticipated growth rate and anticipated value at maturity calculated on the day the shares were purchased.

When determining whether to sell a security, the portfolio managers consider, among other things, the fund's average maturity, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.

Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government. Zero-coupon U.S. government agency securities that are ultimately backed by securities or payment obligations of the U.S. Treasury and are considered by the market to be of comparable credit quality, such as Resolution Funding Corporation (REFCORP) bonds, are considered to be zero-coupon U.S. Treasury equivalents by the fund's managers. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank, are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund's principal risks include:

•
Interest Rate Risk – Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Unanticipated Capital Gains or Losses – When shareholders redeem their shares before the target maturity date, the fund may need to liquidate holdings to meet these requirements and unanticipated capital gains or losses may result. The fund will distribute these capital gains or losses to all shareholders.

•
Zero-Coupon U.S. Treasury Correlation – Although the fund's investment policies are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year 2010, a precise forecast of the fund's final maturity value and yield to maturity is not possible.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows results for a zero-coupon U.S. Treasury security (STRIPS Issue) with a maturity date similar to the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter (3Q 2002): 11.97% Lowest Performance Quarter (2Q 2004): -4.53%

For the calendar year ended December 31, 2009	1 year	5 years	10 years
Investor Class Return Before Taxes	0.32%	3.91%	7.00%
Return After Taxes on Distributions	-1.26%	2.26%	4.93%
Return After Taxes on Distributions and Sale of Fund Shares	0.55%	2.45%	4.91%
Advisor Class Return Before Taxes	0.07%	3.65%	6.74%
11/15/2010 STRIPS Issue (reflects no deduction for fees, expenses or taxes)	0.35%	4.45%	7.57%
BofA Merrill Lynch 10+ Year US Treasury Index(1) (reflects no deduction for fees, expenses or taxes)	-13.04%	5.21%	7.60%

1	Formerly Merrill Lynch 10+ Year Treasury Total Return Index.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 1983.

Brian Howell, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor in 1987.

James E. Platz, CFA, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor in 2003.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts do not have a minimum purchase amount. The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Fund Summary – Target 2015 Fund

Investment Objective

The fund seeks the highest return consistent with investment in U.S. Treasury securities.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor	Advisor
Maximum Account Maintenance Fee	$25(1)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Advisor
Management Fee	0.56%	0.56%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.57%	0.82%

1	Applies only to investors whose total eligible investments with American Century Investments are less than $10,000.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$58	$183	$319	$714
Advisor Class	$84	$262	$456	$1,014

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

The fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature.

The fund is managed to mature in the year 2015 and will be liquidated near the end of its target maturity year. If shares of the fund are held until the fund is liquidated and all distributions are reinvested, the fund’s performance should be similar to an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund. The advisor expects that shareholders who hold their shares until the fund is liquidated and reinvest all distributions will realize an investment return and maturity value that do not differ significantly from the anticipated growth rate and anticipated value at maturity calculated on the day the shares were purchased.

When determining whether to sell a security, the portfolio managers consider, among other things, the fund's average maturity, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.

Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government. Zero-coupon U.S. government agency securities that are ultimately backed by securities or payment obligations of the U.S. Treasury and are considered by the market to be of comparable credit quality, such as Resolution Funding Corporation (REFCORP) bonds, are considered to be zero-coupon U.S. Treasury equivalents by the fund's managers. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank, are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund's principal risks include:

•
Interest Rate Risk – Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Unanticipated Capital Gains or Losses – When shareholders redeem their shares before the target maturity date, the fund may need to liquidate holdings to meet these redemptions and unanticipated capital gains or losses may result. The fund will distribute these capital gains or losses to all shareholders.

•
Zero-Coupon U.S. Treasury Correlation – Although the fund's investment policies are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year 2015, a precise forecast of the fund's final maturity value and yield to maturity is not possible.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows results for a U.S. Treasury zero-coupon security (STRIPS Issue) with a maturity date similar to the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter (3Q 2002): 15.81% Lowest Performance Quarter (2Q 2004): -6.22%

For the calendar year ended December 31, 2009	1 year	5 years	10 years
Investor Class Return Before Taxes	-0.91%	5.68%	8.72%
Return After Taxes on Distributions	-3.05%	3.88%	6.65%
Return After Taxes on Distributions and Sale of Fund Shares	0.21%	3.92%	6.43%
Advisor Class Return Before Taxes	-1.15%	5.41%	8.45%
11/15/2015 STRIPS Issue (reflects no deduction for fees, expenses or taxes)	-1.74%	6.41%	9.39%
BofA Merrill Lynch 10+ Year US Treasury Index(1) (reflects no deduction for fees, expenses or taxes)	-13.04%	5.21%	7.60%

1	Formerly Merrill Lynch 10+ Year Treasury Total Return Index.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 1983.

Brian Howell, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor in 1987.

James E. Platz, CFA, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor in 2003.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts do not have a minimum purchase amount. The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Fund Summary – Target 2020 Fund

Investment Objective

The fund seeks the highest return consistent with investment in U.S. Treasury securities.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor	Advisor
Maximum Account Maintenance Fee	$25(1)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Advisor
Management Fee	0.56%	0.56%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.57%	0.82%

1	Applies only to investors whose total eligible investments with American Century Investments are less than $10,000.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$58	$183	$319	$714
Advisor Class	$84	$262	$456	$1,014

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

The fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature.

The fund is managed to mature in the year 2020 and will be liquidated near the end of its target maturity year. If shares of the fund are held until the fund is liquidated and all distributions are reinvested, the fund’s performance should be similar to an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund. The advisor expects that shareholders who hold their shares until the fund is liquidated and reinvest all distributions will realize an investment return and maturity value that do not differ significantly from the anticipated growth rate and anticipated value at maturity calculated on the day the shares were purchased.

When determining whether to sell a security, the portfolio managers consider, among other things, the fund's average maturity, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.

Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government. Zero-coupon U.S. government agency securities that are ultimately backed by securities or payment obligations of the U.S. Treasury and are considered by the market to be of comparable credit quality, such as Resolution Funding Corporation (REFCORP) bonds, are considered to be zero-coupon U.S. Treasury equivalents by the fund's managers. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank, are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund's principal risks include:

•
Interest Rate Risk – Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Unanticipated Capital Gains or Losses – When shareholders redeem their shares before the target maturity date, the fund may need to liquidate holdings to meet these redemptions and unanticipated capital gains or losses may result. The fund will distribute these capital gains or losses to all shareholders.

•
Zero-Coupon U.S. Treasury Correlation – Although the fund's investment policies are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year 2020, a precise forecast of the fund's final maturity value and yield to maturity is not possible.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows results for a U.S. Treasury zero-coupon security (STRIPS Issue) with a maturity date similar to the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter (3Q 2002): 17.75% Lowest Performance Quarter (2Q 2004): -7.29%

For the calendar year ended December 31, 2009	1 year	5 years	10 years
Investor Class Return Before Taxes	-7.42%	5.57%	9.08%
Return After Taxes on Distributions	-9.42%	3.56%	6.20%
Return After Taxes on Distributions and Sale of Fund Shares	-3.89%	3.82%	6.38%
Advisor Class Return Before Taxes	-7.67%	5.31%	8.81%
11/15/2020 STRIPS Issue (reflects no deduction for fees, expenses or taxes)	-7.60%	6.62%	9.87%
BofA Merrill Lynch 10+ Year US Treasury Index(1) (reflects no deduction for fees, expenses or taxes)	-13.04%	5.21%	7.60%

1	Formerly Merrill Lynch 10+ Year Treasury Total Return Index.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 1983.

Brian Howell, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor in 1987.

James E. Platz, CFA, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor in 2003.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts do not have a minimum purchase amount. The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Fund Summary – Target 2025 Fund

Investment Objective

The fund seeks the highest return consistent with investment in U.S. Treasury securities.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor	Advisor
Maximum Account Maintenance Fee	$25(1)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Advisor
Management Fee	0.56%	0.56%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.57%	0.82%

1	Applies only to investors whose total eligible investments with American Century Investments are less than $10,000.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$58	$183	$319	$714
Advisor Class	$84	$262	$456	$1,014

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investments, Principal Risks and Performance

The fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature.

The fund is managed to mature in the year 2025 and will be liquidated near the end of its target maturity year. If shares of the fund are held until the fund is liquidated and all distributions are reinvested, the fund’s performance should be similar to an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund. The advisor expects that shareholders who hold their shares until the fund is liquidated and reinvest all distributions will realize an investment return and maturity value that do not differ significantly from the anticipated growth rate and anticipated value at maturity calculated on the day the shares were purchased.

When determining whether to sell a security, the portfolio managers consider, among other things, the fund's average maturity, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.

Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government. Zero-coupon U.S. government agency securities that are ultimately backed by securities or payment obligations of the U.S. Treasury and are considered by the market to be of comparable credit quality, such as Resolution Funding Corporation (REFCORP) bonds, are considered to be zero-coupon U.S. Treasury equivalents by the fund's managers. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank, are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.

The fund's principal risks include:

•
Interest Rate Risk – Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes.

•
Unanticipated Capital Gains or Losses – When shareholders redeem their shares before the target maturity date, the fund may need to liquidate holdings to meet these redemptions and unanticipated capital gains or losses may result. The fund will distribute these capital gains or losses to all shareholders.

•
Zero-Coupon U.S. Treasury Correlation – Although the fund's investment policies are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year 2025, a precise forecast of the fund's final maturity value and yield to maturity is not possible.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows results for a U.S. Treasury zero-coupon security (STRIPS Issue) with a maturity date similar to the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Highest Performance Quarter (4Q 2008): 23.61% Lowest Performance Quarter (1Q 2009): -10.52%

For the calendar year ended December 31, 2009	1 year	5 years	10 years
Investor Class Return Before Taxes	-20.96%	4.35%	8.61%
Return After Taxes on Distributions	-23.22%	2.51%	5.89%
Return After Taxes on Distributions and Sale of Fund Shares	-12.23%	2.87%	6.11%
Advisor Class Return Before Taxes	-21.18%	4.09%	8.34%
11/15/2025 STRIPS Issue (reflects no deduction for fees, expenses or taxes)	-22.13%	5.92%	9.53%
BofA Merrill Lynch 10+ Year US Treasury Index(1) (reflects no deduction for fees, expenses or taxes)	-13.04%	5.21%	7.60%

1	Formerly Merrill Lynch 10+ Year Treasury Total Return Index.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2006, and has served on teams managing fixed-income investments since joining the advisor in 1983.

Brian Howell, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor in 1987.

James E. Platz, CFA, Vice President and Senior Portfolio Manager, has shared primary responsibility for the management of the fund since 2008, and has served on teams managing fixed-income investments since joining the advisor in 2003.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), or by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans). Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. Broker-dealer sponsored wrap program accounts, fee based accounts, and employer-sponsored retirement plan accounts do not have a minimum purchase amount. The minimum initial investment amount for Coverdell Education Savings Accounts is $2,000 unless the account is opened through a financial intermediary.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Objectives, Strategies and Risks

Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund

What is the funds’ investment objective?

The funds seek the highest return consistent with investment in U.S. Treasury securities.

What are the funds’ principal investment strategies?

Each fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. Each fund is designed to provide an investment experience that is similar to a direct investment in a zero-coupon U.S. Treasury security.

A description of the policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the statement of additional information.

What are the differences between the funds?

Each fund is managed to mature in the year identified in its name; therefore, each fund’s weighted average maturity is different. Funds with longer weighted average maturities have the most volatile share prices. For example, Target 2025 has the longest weighted average maturity, and its share price will fluctuate the most.

What are zero-coupon securities?

Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature. Some zero-coupon securities are created by separating the interest and principal payment obligations of a traditional coupon-bearing bond. Each payment obligation becomes a separate zero-coupon security. Zero-coupon U.S. Treasury and U.S. government agency securities are created by financial institutions (such as broker-dealers), the U.S. Treasury and other agencies of the federal government. The U.S. Treasury and other agencies of the federal government may also issue zero-coupon securities directly.

Zero-coupon U.S. Treasury securities (Treasury zeros) are created by separating a Treasury bond’s interest and principal payment obligations. The important characteristic of Treasury zeros is that payment of the final maturity value is an obligation of the U.S. Treasury and is backed by the full faith and credit of the U.S. government.

Zero-coupon U.S. government agency securities (agency zeros) operate in all respects like Treasury zeros, except that they are created by separating the interest and principal payment obligations of bonds issued by the agency. Unlike Treasury zeros, payment of the final maturity value is the obligation of the issuing agency. If the agency zeros are ultimately backed by securities or payment obligations of the U.S. Treasury and are generally considered by the market to be of comparable credit quality, the manager considers them Treasury zero equivalents. Resolution Funding Corporation (REFCORP) bonds are an example of such securities. Otherwise, the manager will limit purchases of agency zeros to those that receive the highest rating (AAA) by an independent rating organization and will further limit such investments to 20% of a fund’s assets. Examples include securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Financing Corporation (FICO).

Zero-coupon securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional coupon-bearing bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a return similar to a traditional coupon-bearing bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, investors in zero-coupon securities are not exposed to reinvestment risk.

How is an investment in the funds like an investment in zero-coupon U.S. Treasury securities?

The investment performance of the funds is designed to be similar to an investment in zero-coupon U.S. Treasury securities. If you invest in a fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience should be similar to that of an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund. Each fund is managed to provide an investment return that will not differ substantially from the anticipated growth rate (AGR) calculated on the day the shares were purchased. Each fund also is managed to provide maturity value that will not differ substantially from the anticipated value at maturity (AVM) calculated on the day the shares were purchased.

A fund’s anticipated growth rate is an estimate of the annualized rate of growth of the fund that an investor may expect from the purchase date to the fund’s weighted average maturity date.

The anticipated value at maturity is an estimate of a fund’s net asset value as of the fund’s weighted average maturity date. It is based on the maturity values of the zero-coupon securities held by the fund.

The advisor calculates each fund’s AGR and AVM every business day. AGR and AVM calculations assume, among other factors, that the fund’s operating expenses (as a percentage of the fund’s assets) and composition of securities held by each fund remain constant for the life of the fund. While many factors can influence each fund’s daily AGR and AVM, they tend to fluctuate within narrow ranges. The following table shows how each fund’s AVM for the Investor Class has fluctuated in the last five years. The AVM for the Advisor Class of each fund will differ from that of the Investor Class, depending on the expenses of that class.

Anticipated Values at Maturity
	9/30/2005	9/30/2006	9/30/2007	9/30/2008	9/30/2009
Target 2010	$105.62	$105.22	$105.39	$105.48	$105.77
Target 2015	$113.00	$113.48	$113.32	$113.47	$114.12
Target 2020	$108.21	$108.21	$107.97	$107.06	$108.36
Target 2025	$116.83	$116.72	$117.85	$117.90	$117.19

This table is designed to show the narrow ranges in which each fund’s AVM varies over time. There is no guarantee that a fund’s AVM will fluctuate as little in the future.

What happens when a fund reaches its maturity year?

•	The portfolio managers may begin buying traditional coupon-bearing securities consistent with a fund’s investment objective and strategy.
•	As a fund’s zero-coupon securities mature, the proceeds from the retirement of these securities may be invested in zeros, traditional coupon-bearing debt securities and cash equivalent securities.
•	Each fund will be liquidated near the end of its maturity year.

What are the principal risks of investing in the funds?

Because the funds have different weighted average maturities, each fund will respond differently to changes in interest rates. Funds with longer weighted average maturities are generally more sensitive to interest rate changes. When interest rates rise, the funds’ share values will decline, but the share values of funds with longer weighted average maturities generally will decline further.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

While we recommend that shareholders hold their investment in a fund until the fund is liquidated, we do not restrict your (or any other shareholders) ability to redeem shares. When a fund’s shareholders redeem their shares before the target maturity year, the fund may need to liquidate holdings to meet these redemptions and unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

The portfolio managers adhere to investment policies that are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year identified in the fund’s name. However, an investment in the funds involves different risks. A precise forecast of a fund’s final maturity value and yield to maturity is not possible.

Management

Who manages the funds?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

The Board of Trustees

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired an investment advisor to do so. More than three-fourths of the trustees are independent of the funds’ advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The funds’ investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to the funds, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the funds. The management fee is calculated daily and paid monthly in arrears. Out of each fund’s fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the funds (the Category Fee) and (ii) the assets of all funds in the American Century Investments family of funds (the Complex Fee). The statement of additional information contains detailed information about the calculation of the management fee.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net Assets for the Most Recent Fiscal Year Ended September 30, 2009	Investor Class	Advisor Class
Target 2010	0.56%	0.56%
Target 2015	0.56%	0.56%
Target 2020	0.56%	0.56%
Target 2025	0.56%	0.56%

A discussion regarding the basis for the Board of Trustees’ approval of the funds’ investment advisory agreement with the advisor is available in the funds’ report to shareholders dated September 30, 2009.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Macro Strategy Team, which is responsible for periodically adjusting each fund's strategic investment parameters based on economic and market conditions. All listed portfolio managers are responsible for security selection and portfolio construction for the funds within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the funds.

The individuals listed below are primarily responsible for the day-to-day management of the funds described in this prospectus.

Robert V. Gahagan
(Macro Strategy Team Representative)

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, joined American Century Investments in 1983. He became a portfolio manager in 1991. He has shared primary responsibility for the management of the funds since 2006, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in economics and an MBA from the University of Missouri – Kansas City.

Brian Howell

Mr. Howell, Vice President and Senior Portfolio Manager, joined American Century Investments in 1987. He became a portfolio manager in 1996. He has shared primary responsibility for the management of the funds since 2008, and has served on teams managing fixed-income investments since joining the advisor. He has a bachelor’s degree in mathematics/statistics and an MBA from the University of California – Berkeley.

James E. Platz

Mr. Platz, Vice President and Senior Portfolio Manager, joined American Century Investments in 2003 as a portfolio manager. He has shared primary responsibility for the management of the funds since 2008, and has served on teams managing fixed-income investments since joining the advisor. He received a bachelor’s degree in history and political economies of industrial societies from the University of California – Berkeley, and an MBA from the University of Southern California. He is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.

Conducting Business in Writing

If you prefer to conduct business in writing only, please call us. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee in this section. If you want to add online and telephone services later, you can complete a Service Options form.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond fund, in an American Century Investments account (i.e., not a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments' bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application prior to wiring money.

Ways to Manage Your Account

ONLINE

americancentury.com

Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Exchange shares from another American Century Investments account.

Make additional investments: Make an additional investment into an established American Century Investments account if you have authorized us to invest from your bank account.

Sell shares*: Redeem shares and the proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday, 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021

Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533

Automated Information Line: 1-800-345-8765

Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.

Sell shares: Call a Service Representative.

BY MAIL OR FAX

P.O. Box 419200, Kansas City, MO 64141-6200  —  Fax: 816-340-7962

Open an account: Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another.

Make additional investments: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.

Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.

Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another.

Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

Investing Through a Financial Intermediary

The funds’ Advisor Class shares are intended for purchase by participants in employer-sponsored retirement plans and for persons purchasing shares through financial intermediaries that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see Buying and Selling Fund Shares in the statement of additional information.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds’ annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The funds have authorized certain financial intermediaries to accept orders on each fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee
•	employer-sponsored retirement plans
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based accounts	No minimum
Coverdell Education Savings Account	$2,000(1)
Employer-sponsored retirement plans(2)	No minimum

1	The minimum initial investment for financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

2	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Redemptions

Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

A fund’s net asset value, or NAV, is the price of the fund’s shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Please note that you may incur tax liability as a result of the redemption.

Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	You have chosen to conduct business in writing only and would like to redeem over $100,000.
•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within 15 days.
•	You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds’ Board of Trustees has approved American Century Investments' abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments' policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments' efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address, may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments Brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. A fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

Each fund values portfolio securities for which market quotations are readily available at their market price. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to, a debt security has been declared in default or trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means a fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

Reverse Share Splits

When a fund pays its distributions, the board also declares a reverse share split for that fund that exactly offsets the per-share amount of the distribution. If you reinvest your dividends, this reverse share split means that you will hold exactly the same number of shares after a dividend as you did before. This reverse share split makes changes in the fund’s share prices behave like changes in the values of zero-coupon securities.

Fund Liquidation

During a fund’s target maturity year, the Board of Trustees will adopt a plan of liquidation that specifies the last day investors can open a new account, the last day the fund will accept new investments from existing investors, and the liquidation date of the fund. During the fund’s target maturity year, you will be asked how you want to receive the proceeds from the liquidation of your shares. You can choose one of the following

•	cash
•	shares of another American Century Investments mutual fund

Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

Type of Distribution	Tax Rate for 10% and 15% Brackets	Tax Rate for All Other Brackets
Short-term capital gains	Ordinary Income	Ordinary Income
Long-term capital gains (> 1 year) and Qualified Dividend Income	5%	15%

Unless applicable tax provisions are extended, the maximum tax rates shown in the table above for long-term capital gains and qualified dividend income will be higher beginning in 2011.

If a fund’s distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions—including exchanges to other American Century Investments funds—are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

Multiple Class Information

The funds offer multiple classes of shares. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds’ assets, which do not vary by class. Different fees and expenses will affect performance.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Advisor Class offered by this prospectus has a 12b-1 plan. Under the Advisor Class Plan, the funds’ Advisor Class pays the distributor an annual fee of 0.25% of Advisor Class average net assets for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make Advisor Class shares available. Because these fees may be used to pay for services that are not related to prospective sales of the funds, the Advisor Class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments' transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds’ distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the funds out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the funds to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by educating them about the funds and helping defray the costs associated with offering the funds. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	reverse share split
•	share price at the end of the period

Each table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent Registered Public Accounting Firm and the financial statements are included in the funds’ annual report, which is available upon request.

Target 2010 Fund

Investor Class
For a Share Outstanding Throughout the Years Ended September 30
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$102.50	$95.23	$90.10	$87.97	$86.70
Income From Investment Operations
Net Investment Income (Loss)(1)	3.39	3.81	4.15	4.04	3.85
Net Realized and Unrealized Gain (Loss)	(0.49)	3.46	0.98	(1.91)	(2.58)
Total From Investment Operations	2.90	7.27	5.13	2.13	1.27
Distributions
From Net Investment Income	(3.52)	(3.97)	(4.29)	(3.85)	(3.86)
From Net Realized Gains	(1.44)	(1.19)	(0.24)	(0.44)	(1.58)
Total Distributions	(4.96)	(5.16)	(4.53)	(4.29)	(5.44)
Reverse Share Split	4.96	5.16	4.53	4.29	5.44
Net Asset Value, End of Period	$105.40	$102.50	$95.23	$90.10	$87.97

Total Return(2)	2.83%	7.64%	5.69%	2.42%	1.47%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.57%	0.57%	0.57%	0.57%	0.58%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.24%	3.80%	4.52%	4.60%	4.39%
Portfolio Turnover Rate	30%	43%	36%	23%	22%
Net Assets, End of Period (in thousands)	$202,731	$242,748	$250,527	$215,810	$211,088

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Target 2010 Fund

Advisor Class
For a Share Outstanding Throughout the Years Ended September 30
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$100.07	$93.21	$88.41	$86.54	$85.50
Income From Investment Operations
Net Investment Income (Loss)(1)	3.05	3.47	3.85	3.75	3.57
Net Realized and Unrealized Gain (Loss)	(0.47)	3.39	0.95	(1.88)	(2.53)
Total From Investment Operations	2.58	6.86	4.80	1.87	1.04
Distributions
From Net Investment Income	(3.26)	(3.73)	(4.06)	(3.63)	(3.64)
From Net Realized Gains	(1.44)	(1.19)	(0.24)	(0.44)	(1.58)
Total Distributions	(4.70)	(4.92)	(4.30)	(4.07)	(5.22)
Reverse Share Split	4.70	4.92	4.30	4.07	5.22
Net Asset Value, End of Period	$102.65	$100.07	$93.21	$88.41	$86.54

Total Return(2)	2.58%	7.36%	5.43%	2.16%	1.21%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.82%	0.82%	0.82%	0.82%	0.83%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.99%	3.55%	4.27%	4.35%	4.14%
Portfolio Turnover Rate	30%	43%	36%	23%	22%
Net Assets, End of Period (in thousands)	$10,925	$13,289	$9,308	$5,830	$6,402

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Target 2015 Fund

Investor Class
For a Share Outstanding Throughout the Years Ended September 30
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$90.32	$81.79	$77.69	$75.83	$72.10
Income From Investment Operations
Net Investment Income (Loss)(1)	3.85	3.91	3.95	3.70	3.49
Net Realized and Unrealized Gain (Loss)	2.42	4.62	0.15	(1.84)	0.24
Total From Investment Operations	6.27	8.53	4.10	1.86	3.73
Distributions
From Net Investment Income	(3.62)	(3.62)	(3.82)	(3.29)	(3.21)
From Net Realized Gains	(1.12)	—	—	(0.65)	(1.33)
Total Distributions	(4.74)	(3.62)	(3.82)	(3.94)	(4.54)
Reverse Share Split	4.74	3.62	3.82	3.94	4.54
Net Asset Value, End of Period	$96.59	$90.32	$81.79	$77.69	$75.83

Total Return(2)	6.94%	10.43%	5.28%	2.46%	5.18%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.57%	0.57%	0.57%	0.57%	0.58%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.09%	4.43%	5.01%	4.94%	4.68%
Portfolio Turnover Rate	21%	30%	21%	15%	9%
Net Assets, End of Period (in thousands)	$296,272	$320,410	$227,923	$197,387	$199,692

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Target 2015 Fund

Advisor Class
For a Share Outstanding Throughout the Years Ended September 30
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$88.30	$80.16	$76.33	$74.68	$71.19
Income From Investment Operations
Net Investment Income (Loss)(1)	3.53	3.60	3.70	3.47	3.26
Net Realized and Unrealized Gain (Loss)	2.36	4.54	0.13	(1.82)	0.23
Total From Investment Operations	5.89	8.14	3.83	1.65	3.49
Distributions
From Net Investment Income	(3.38)	(3.41)	(3.63)	(3.10)	(3.02)
From Net Realized Gains	(1.12)	—	—	(0.65)	(1.33)
Total Distributions	(4.50)	(3.41)	(3.63)	(3.75)	(4.35)
Reverse Share Split	4.50	3.41	3.63	3.75	4.35
Net Asset Value, End of Period	$94.19	$88.30	$80.16	$76.33	$74.68

Total Return(2)	6.67%	10.15%	5.01%	2.21%	4.90%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.82%	0.82%	0.82%	0.82%	0.83%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.84%	4.18%	4.76%	4.69%	4.43%
Portfolio Turnover Rate	21%	30%	21%	15%	9%
Net Assets, End of Period (in thousands)	$19,383	$33,907	$9,506	$2,300	$1,295

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Target 2020 Fund

Investor Class
For a Share Outstanding Throughout the Years Ended September 30
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$66.48	$61.06	$59.03	$58.06	$52.32
Income From Investment Operations
Net Investment Income (Loss)(1)	2.94	2.84	2.78	2.64	2.46
Net Realized and Unrealized Gain (Loss)	3.35	2.58	(0.75)	(1.67)	3.28
Total From Investment Operations	6.29	5.42	2.03	0.97	5.74
Distributions
From Net Investment Income	(3.45)	(2.70)	(2.62)	(2.49)	(2.38)
From Net Realized Gains	(2.57)	(1.18)	(0.29)	(0.55)	(0.97)
Total Distributions	(6.02)	(3.88)	(2.91)	(3.04)	(3.35)
Reverse Share Split	6.02	3.88	2.91	3.04	3.35
Net Asset Value, End of Period	$72.77	$66.48	$61.06	$59.03	$58.06

Total Return(2)	9.46%	8.88%	3.44%	1.66%	10.97%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.57%	0.57%	0.57%	0.57%	0.58%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.21%	4.33%	4.68%	4.65%	4.38%
Portfolio Turnover Rate	35%	58%	49%	15%	10%
Net Assets, End of Period (in thousands)	$181,242	$226,872	$199,658	$192,341	$179,410

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Target 2020 Fund

Advisor Class
For a Share Outstanding Throughout the Years Ended September 30
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$64.91	$59.77	$57.93	$57.12	$51.60
Income From Investment Operations
Net Investment Income (Loss)(1)	2.69	2.63	2.58	2.45	2.29
Net Realized and Unrealized Gain (Loss)	3.28	2.51	(0.74)	(1.64)	3.23
Total From Investment Operations	5.97	5.14	1.84	0.81	5.52
Distributions
From Net Investment Income	(3.27)	(2.54)	(2.47)	(2.35)	(2.25)
From Net Realized Gains	(2.57)	(1.18)	(0.29)	(0.55)	(0.97)
Total Distributions	(5.84)	(3.72)	(2.76)	(2.90)	(3.22)
Reverse Share Split	5.84	3.72	2.76	2.90	3.22
Net Asset Value, End of Period	$70.88	$64.91	$59.77	$57.93	$57.12

Total Return(2)	9.20%	8.60%	3.18%	1.42%	10.70%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.82%	0.82%	0.82%	0.82%	0.83%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.96%	4.08%	4.43%	4.40%	4.13%
Portfolio Turnover Rate	35%	58%	49%	15%	10%
Net Assets, End of Period (in thousands)	$11,823	$17,595	$10,823	$8,635	$10,417

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Target 2025 Fund

Investor Class
For a Share Outstanding Throughout the Years Ended September 30
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$57.70	$52.74	$51.59	$51.07	$43.80
Income From Investment Operations
Net Investment Income (Loss)(1)	2.46	2.39	2.28	2.16	1.99
Net Realized and Unrealized Gain (Loss)	1.09	2.57	(1.13)	(1.64)	5.28
Total From Investment Operations	3.55	4.96	1.15	0.52	7.27
Distributions
From Net Investment Income	(2.97)	(2.89)	(2.26)	(1.34)	(2.54)
From Net Realized Gains	—	—	—	(0.35)	(6.03)
Total Distributions	(2.97)	(2.89)	(2.26)	(1.69)	(8.57)
Reverse Share Split	2.97	2.89	2.26	1.69	8.57
Net Asset Value, End of Period	$61.25	$57.70	$52.74	$51.59	$51.07

Total Return(2)	6.16%	9.39%	2.25%	1.02%	16.61%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.57%	0.57%	0.57%	0.57%	0.58%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.05%	4.25%	4.43%	4.40%	4.05%
Portfolio Turnover Rate	32%	35%	29%	13%	26%
Net Assets, End of Period (in thousands)	$152,000	$233,800	$226,358	$306,433	$191,326

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Target 2025 Fund

Advisor Class
For a Share Outstanding Throughout the Years Ended September 30
	2009	2008	2007	2006	2005
Per-Share Data
Net Asset Value, Beginning of Period	$56.27	$51.57	$50.57	$50.18	$43.14
Income From Investment Operations
Net Investment Income (Loss)(1)	2.25	2.20	2.11	2.00	1.84
Net Realized and Unrealized Gain (Loss)	1.07	2.50	(1.11)	(1.61)	5.20
Total From Investment Operations	3.32	4.70	1.00	0.39	7.04
Distributions
From Net Investment Income	(2.80)	(2.75)	(2.13)	(1.21)	(2.43)
From Net Realized Gains	—	—	—	(0.35)	(6.03)
Total Distributions	(2.80)	(2.75)	(2.13)	(1.56)	(8.46)
Reverse Share Split	2.80	2.75	2.13	1.56	8.46
Net Asset Value, End of Period	$59.59	$56.27	$51.57	$50.57	$50.18

Total Return(2)	5.90%	9.12%	1.97%	0.77%	16.33%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.82%	0.82%	0.82%	0.82%	0.83%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.80%	4.00%	4.18%	4.15%	3.80%
Portfolio Turnover Rate	32%	35%	29%	13%	26%
Net Assets, End of Period (in thousands)	$7,691	$33,366	$28,709	$21,428	$6,072

1	Computed using average shares outstanding throughout the period.

2
Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net a sset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds’ investments and the market conditions and investment strategies that significantly affected the funds’ performance during the most recent fiscal period. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the funds' annual report to shareholders, dated September 30, 2009.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the funds’ operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the funds or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The SEC

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room, Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section, Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference	Fund Code	Newspaper Listing
Target 2010 Fund
Investor Class	965	Tg2010
Advisor Class	765	Tg2010
Target 2015 Fund
Investor Class	966	Tg2015
Advisor Class	766	Tg2015
Target 2020 Fund
Investor Class	967	Tg2020
Advisor Class	767	Tg2020
Target 2025 Fund
Investor Class	968	Tg2025
Advisor Class	768	Tg2025

Investment Company Act File No. 811-4165

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

CL-PRS-66790   1002

February 1, 2010 American Century Investments Statement of Additional Information American Century Target Maturities Trust

Target 2010 Fund
Investor Class (BTTNX)
Advisor Class (ACTRX)

Target 2015 Fund
Investor Class (BTFTX)
Advisor Class (ACTTX)

Target 2020 Fund
Investor Class (BTTTX)
Advisor Class (ACTEX)

Target 2025 Fund
Investor Class (BTTRX)
Advisor Class (ACTVX)

This statement of additional information adds to the discussion in the funds’ prospectus dated
February 1, 2010 but is not a prospectus. The statement of additional information should be read in conjunction with the funds’ current prospectus. If you would like a copy of the prospectus, please contact us at the address or telephone numbers listed on the back cover or visit American Century Investments' Web site at americancentury.com.

This statement of additional information incorporates by reference certain information that appears in the funds’ annual report, which is delivered to all investors.
You may obtain a free copy of the funds' annual report by calling 1-800-345-2021.

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

Table of Contents
The Funds’ History	2
Fund Investment Guidelines	2
Fund Investments and Risks	3
Investment Strategies and Risks	3
Investment Policies	7
Temporary Defensive Measures	8
Portfolio Turnover	9
Management	9
The Board of Trustees	11
Ownership of Fund Shares	14
Code of Ethics	14
Proxy Voting Guidelines	15
Disclosure of Portfolio Holdings	16
The Funds’ Principal Shareholders	20
Service Providers	22
Investment Advisor	22
Portfolio Managers	24
Transfer Agent and Administrator	27
Sub-Administrator	28
Distributor	28
Custodian Banks	28
Independent Registered Public Accounting Firm	28
Brokerage Allocation	29
Regular Broker-Dealers	30
Information About Fund Shares	30
Fund Liquidations	31
Multiple Class Structure	31
Buying and Selling Fund Shares	33
Valuation of a Fund’s Securities	34
Taxes	34
State and Local Taxes	35
Financial Statements	35
Explanation of Fixed-Income Securities Ratings	36

The Funds’ History

American Century Target Maturities Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on March 25, 1985. Until January 1997, it was known as Benham Target Maturities Trust. Throughout this statement of additional information we refer to American Century Target Maturities Trust as the trust.

Each fund described in this statement of additional information is a separate series of the trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration number.

Fund	Ticker Symbol	Inception Date
Target 2010 Fund
Investor Class	BTTNX	03/25/1985
Advisor Class	ACTRX	10/20/1998
Target 2015 Fund
Investor Class	BTFTX	09/01/1986
Advisor Class	ACTTX	07/23/1999
Target 2020 Fund
Investor Class	BTTTX	12/29/1989
Advisor Class	ACTEX	10/19/1998
Target 2025 Fund
Investor Class	BTTRX	02/15/1996
Advisor Class	ACTVX	06/01/1998

Fund Investment Guidelines

This section explains the extent to which the funds’ advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund’s assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on the next page. In the case of the funds’ principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectus.

Each fund is diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies).

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)	no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and
(2)
with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) and it does not own more than 10% of the outstanding voting securities of a single issuer.

Fund Investments and Risks

Investment Strategies and Risks

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund’s assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund’s overall risk profile.

Cash Management

Each fund may invest in U.S. government agency overnight discount notes or any money market fund, including those managed by the advisor, provided that the investment is consistent with the fund’s investment policies and restrictions.

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund’s portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.

Coupon-Bearing U.S. Treasury Securities

U.S. Treasury bills, notes and bonds are direct obligations of the U.S. Treasury. Historically, they have involved no risk of loss of principal if held to maturity. Between issuance and maturity, however, the prices of these securities change in response to changes in market interest rates. Coupon-bearing securities generate current interest payments, and part of a fund’s return may come from reinvesting interest earned on these securities.

Loans of Portfolio Securities

In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund’s total assets valued at market, however, this limitation does not apply to purchases of debt securities in accordance with the fund’s investment objectives, policies and limitations, or to repurchase agreements with respect to portfolio securities.

Cash received from the borrower as collateral through loan transactions may be invested in other eligible securities.  Investing this cash subjects that investment to market appreciation or depreciation. If a borrower defaults on a securities loan because of insolvency or other reasons, the lending fund could experience delays or costs in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor adheres to guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern:

(1)	the type and amount of collateral that must be received by the fund;
(2)	the circumstances under which additions to that collateral must be made by borrowers;
(3)	the return to be received by the fund on the loaned securities;
(4)	the limitations on the percentage of fund assets on loan; and
(5)	the credit standards applied in evaluating potential borrowers of portfolio securities.

In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

Managing to the Target Year

Anticipated Value at Maturity

The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

To provide a comparable investment opportunity while allowing investors the flexibility to purchase or redeem shares each day the funds are open for business, each fund consists primarily of zero-coupon bonds but is actively managed to accommodate shareholder activity and to take advantage of perceived market opportunities. Because of this active management approach, the portfolio managers do not guarantee that a certain price per share will be attained by the time a fund is liquidated. Instead, the portfolio managers attempt to track the price behavior of a directly held zero-coupon U.S. Treasury security by:

(1)	Maintaining a weighted average maturity within the fund’s target maturity year;
(2)	Investing at least 90% of assets in securities that mature within one year of the fund’s target maturity year;
(3)	Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero and in their equivalents);
(4)	Under normal conditions, maintaining a cash balance of less than 1%;
(5)	Executing portfolio transactions necessary to accommodate net shareholder purchases or redemptions on a daily basis; and
(6)	Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the portfolio managers to calculate an anticipated value at maturity (AVM) for each fund that approximates the price per share the fund will achieve by its weighted average maturity date. The AVM calculation is as follows:

AVM	=	NAV	(1+	AGR	)	2T
2

where NAV = the fund’s current price per share, T = the fund’s weighted average term to maturity in years, and AGR = the fund’s anticipated growth rate.

This calculation assumes that the shareholder will reinvest all dividend and capital gain distributions (if any). It also assumes an expense ratio and a portfolio composition that remain constant for the life of the fund. Because fund expenses and composition do not remain constant, the portfolio managers calculate AVM for each fund each day the funds are open for business.

In addition to the measures described above, which the advisor believes are adequate to ensure close correspondence between the price behavior of each fund and the price behavior of directly held zero-coupon bonds with comparable maturities, each fund has made an undertaking to the Securities and Exchange Commission (SEC) that each fund will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities while the fund is within two to four years of its target maturity year. This undertaking may be revoked if the market supply of zero-coupon securities diminishes unexpectedly, although it will not be revoked without prior consultation with the SEC. In addition, the advisor has undertaken that any coupon-bearing bond purchased on behalf of a fund will have a duration that falls within the fund’s target maturity year.

Anticipated Growth Rate

The portfolio managers also calculate an anticipated growth rate (AGR) for each fund each day the funds are open for business. AGR calculated on the date of purchase is the annualized rate of growth an investor may expect from that purchase date to the fund’s target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that the investor will reinvest all dividends and capital gain distributions (if any) and that the fund’s expense ratio and portfolio composition will remain constant. Each fund’s AGR changes from day to day primarily because of changes in interest rates and, to a lesser extent, changes in portfolio composition and other factors that affect the value of the fund’s investments.

The advisor expects that shareholders who hold their shares until a fund’s weighted average maturity date and who reinvest all dividends and capital gain distributions, if any, will realize an investment return and maturity value that do not differ substantially from the AGR and AVM calculated on the day his or her shares were purchased.

As a demonstration of how the funds have behaved over time, the following tables show the AGR and AVM for the Investor Class of each fund as of September 30 for each of the past five years.

The AVM for the Advisor Class of each fund will differ from that of the Investor Class, depending on the expenses of that class.

The funds’ share prices and growth rates are not guaranteed by the trust or any of its affiliates. There is no guarantee that the funds’ AVMs and AGRs will fluctuate in the same manner in the future as they have in the past.

Anticipated Growth Rate	9/30/2005	9/30/2006	9/30/2007	9/30/2008	9/30/2009
Target 2010	3.68%	4.01%	3.48%	1.45%	0.31%
Target 2015	4.02%	4.21%	4.10%	3.29%	2.73%
Target 2020	4.23%	4.41%	4.47%	4.07%	3.65%
Target 2025	4.22%	4.37%	4.54%	4.28%	4.08%
Anticipated Value at Maturity	9/30/2005	9/30/2006	9/30/2007	9/30/2008	9/30/2009
Target 2010	$105.62	$105.22	$105.39	$105.48	$105.77
Target 2015	$113.00	$113.48	$113.32	$113.47	$114.12
Target 2020	$108.21	$108.21	$107.97	$107.06	$108.36
Target 2025	$116.83	$116.72	$117.85	$117.90	$117.19

Other Investment Companies

Each of the funds may invest in other investment companies, such as closed-end investment companies, unit investment trusts, exchange traded funds (ETFs) and other open-end investment companies, provided that the investment is consistent with the fund’s investment policies and restrictions. Under the Investment Company Act, a fund’s investment in such securities, subject to certain exceptions, currently is limited to

•	3% of the total voting stock of any one investment company;
•	5% of the fund’s total assets with respect to any one investment company; and
•	10% of a fund’s total assets in the aggregate.

A fund’s investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers’ commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

ETFs, such as Standard & Poor’s Depositary Receipts (SPDRs) and the Barclay’s Aggregate Bond ETF, are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile and the market price for the ETF may be higher than or lower than the ETF’s net asset value. Additionally, ETFs have management fees, which increase their cost.

Zero-Coupon Securities

Zero-coupon U.S. Treasury securities (or zeros) are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Unlike traditional U.S. Treasury securities, these securities are sold at a discount to their face value and all of the interest and principal is paid when the securities mature. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank. The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and generic TRs (Treasury Receipts).

The U.S. Treasury subsequently introduced a program called Separate Trading of Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

Zero-coupon Treasury equivalent securities are government agency debt securities that are ultimately backed by obligations of the U.S. Treasury and are considered by the marketplace to be backed by the full faith and credit of the U.S. Treasury. These securities are created by financial institutions (like broker-dealers) and by U.S. government agencies. For example, the Resolution Funding Corporation (REFCORP) issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the Federal Reserve Bank of New York. The principal amount and maturity date of REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros. REFCORP zeros are the unmatured coupons and principal portions of REFCORP bonds. Other examples of zero-coupon Treasury equivalents include Federal Judiciary Office Building COPs, Government Trust Certificates and securities issued by the Agency for International Development (AID).

The U.S. government may issue securities in zero-coupon form. These securities are referred to as original issue zero-coupon securities.

Zero-Coupon U.S. Government Agency Securities

A number of U.S. government agencies and government-sponsored enterprises issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to homebuyers or farmers. Among these agencies are the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), the Financing Corporation, the Federal Farm Credit Banks and the Tennessee Valley Authority.

Zero-coupon U.S. government agency securities operate in all respects like zero-coupon Treasury securities and their equivalents, except that they are created by separating a U.S. government agency bond’s interest and principal payment obligations. The final maturity value of a zero-coupon U.S. government agency security is a debt obligation of the issuing agency. Some agency securities are backed by the full faith and credit of the U.S. government, while others are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury. The funds will limit their purchase of zero-coupon U.S. government agency securities to those that receive the highest rating (AAA) by an independent rating organization.

Securities issued by U.S. government agencies in zero-coupon form are referred to as original issue zero-coupon securities.

Recent Events Regarding Fannie Mae and Freddie Mac

Since September 2008, Fannie Mae and Freddie Mac have operated under a conservatorship administered by the Federal Housing Finance Agency (FHFA). At the end of 2008, the U.S. Treasury also announced three programs to provide financing to Fannie Mae and Freddie Mac. First, the U.S. Treasury entered into Senior Preferred Stock Purchase Agreements with Fannie Mae and Freddie Mac under which, if the FHFA determines that Fannie Mae’s or Freddie Mac’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute up to $200 billion in funds to that company in an amount equal to the difference between such liabilities and assets. Second, the U.S. Treasury established a secured lending facility providing Fannie Mae and Freddie Mac access to short-term loans from the U.S. Treasury. This credit facility was terminated on December 31, 2009. Third, the U.S. Treasury initiated a mortgage-backed securities (MBS) purchase program under which the U.S. Treasury had authority to purchase Fannie Mae and Freddie Mac MBS in the open market. This program expired on December 31, 2009. Also in late 2008, the Federal Reserve announced a program under which it would, among other things, purchase direct obligations of Fannie Mae and Freddie Mac and purchase MBS guaranteed by Fannie Mae and Freddie Mac. This program is set to expire on March 31, 2010 and could affect pricing and liquidity in the sector. More recently, new accounting standards will require consolidation of some Fannie Mae’s and Freddie Mac’s off-balance-sheet liabilities and, therefore, could impact agency debt valuation. Finally, in 2010, anticipated Congressional action to address structural change in Fannie Mae and Freddie Mac may have an impact on the value of their outstanding debt.

Investment Policies

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund’s assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds’ fundamental investment policies are set forth below. These investment policies, a fund's investment objective set forth in its prospectus, and a fund's status as diversified may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

Subject	Policy
Senior Securities	A fund may not issue senior securities, except as permitted under the Investment Company Act.
Borrowing
A fund may not borrow money, except that a fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).

Lending
A fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the fund’s total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate
A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration
A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

Underwriting
A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities
A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control	A fund may not invest for purposes of exercising control over management.

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century Investments-advised funds that permit such transactions. All such transactions will be subject to the limits on borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)
there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b)	wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents,
(c)	utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and
(d)	personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

Subject	Policy
Leveraging	A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
Liquidity
A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales
A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin
A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

The Investment Company Act imposes certain additional restrictions upon the funds’ ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

Temporary Defensive Measures

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

•	interest-bearing bank accounts or certificates of deposit;
•	U.S. government securities and repurchase agreements collateralized by U.S. government securities; and
•	money market funds.

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective.

Portfolio Turnover

Under normal conditions, the funds’ annual portfolio turnover rates are not expected to exceed 100%. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the portfolio managers carefully weigh the potential benefits of short-term investing against these considerations.

The portfolio turnover rate of each fund for the most recent fiscal year is included in the Fund Summary section of that fund’s prospectus. The portfolio turnover rate for each fund’s last five fiscal years is shown in the Financial Highlights tables in the prospectus.

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are “interested” primarily by virtue of their engagement as directors and/or officers of, or ownership interest in, American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds’ investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the funds’ principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds’ transfer agent, American Century Services, LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The trustees serve in this capacity for eight registered investment companies in the American Century Investments family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 registered investment companies in the American Century Investments family of funds advised by ACIM or American Century Global Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

Interested Trustee

Jonathan S. Thomas, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1963

Position(s) Held with Funds: Trustee and President (since 2007)

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as: President, Chief Executive Officer and Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM, ACIS and other ACC subsidiaries. Managing Director, Morgan Stanley (March 2000 to November 2005)

Number of Portfolios in Fund Complex Overseen by Trustee: 103

Other Directorships Held by Trustee: None

Independent Trustees

John Freidenrich, 1665 Charleston Road, Mountain View, CA 94043

Year of Birth: 1937

Position(s) Held with Funds: Trustee (since 2005)

Principal Occupation(s) During Past 5 Years: Member and Manager, Regis Management Company, LLC (money management firm) (April 2004 to present); Partner and Founder, Bay Partners (venture capital firm) (1976 to 2006)

Number of Portfolios in Fund Complex Overseen by Trustee: 40

Other Directorships Held by Trustee: None

Ronald J. Gilson, 1665 Charleston Road, Mountain View, CA 94043

Year of Birth: 1946

Position(s) Held with Funds: Trustee (since 1995) and Chairman of the Board (since 2005)

Principal Occupation(s) During Past 5 Years: Charles J. Meyers Professor of Law and Business, Stanford Law School (1979 to present); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 40

Other Directorships Held by Trustee: None

Frederick L. A. Grauer, 1665 Charleston Road, Mountain View, CA 94043

Year of Birth: 1946

Position(s) Held with Funds: Trustee (since 2008)

Principal Occupation(s) During Past 5 Years: Senior Advisor, Barclays Global Investors (asset manager) (2003 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 40

Other Directorships Held by Trustee: None

Peter F. Pervere, 1665 Charleston Road, Mountain View, CA 94043

Year of Birth: 1947

Position(s) Held with Funds: Trustee (since 2007)

Principal Occupation(s) During Past 5 Years: Retired, formerly Vice President and Chief Financial Officer, Commerce One, Inc. (software and services provider)

Number of Portfolios in Fund Complex Overseen by Trustee: 40

Other Directorships Held by Trustee: None

Myron S. Scholes, 1665 Charleston Road, Mountain View, CA 94043

Year of Birth: 1941

Position(s) Held with Funds: Trustee (since 1980)

Principal Occupation(s) During Past 5 Years: Chairman, Platinum Grove Asset Management, L.P. (asset manager) (1999 to present); Frank E. Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1996 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 40

Other Directorships Held by Trustee: Dimensional Fund Advisors (investment advisor)

John B. Shoven, 1665 Charleston Road, Mountain View, CA 94043

Year of Birth: 1947

Position(s) Held with Funds: Trustee (since 2002)

Principal Occupation(s) During Past 5 Years: Professor of Economics, Stanford University (1973 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 40

Other Directorships Held by Trustee: Cadence Design Systems; Exponent

Jeanne D. Wohlers, 1665 Charleston Road, Mountain View, CA 94043

Year of Birth: 1945

Position(s) Held with Funds: Trustee (since 1984)

Principal Occupation(s) During Past 5 Years: Retired

Number of Portfolios in Fund Complex Overseen by Trustee: 40

Other Directorships Held by Trustee: None

Officers

Barry Fink, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1955

Position(s) Held with Funds: Executive Vice President (since 2007)

Principal Occupation(s) During Past 5 Years: Chief Operating Officer and Executive Vice President, ACC (September 2007 to present); President, ACS (October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007); Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as: Director, ACC, ACS, ACIS and other ACC subsidiaries.

Maryanne Roepke, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1956

Position(s) Held with Funds: Chief Compliance Officer (since 2006) and Senior Vice President (since 2000)

Principal Occupation(s) During Past 5 Years: Chief Compliance Officer, ACIM, ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American Century Investments funds (July 2000 to August 2006). Also serves as: Senior Vice President, ACS

Charles A. Etherington, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1957

Position(s) Held with Funds: General Counsel (since 2007) and Senior Vice President (since 2006)

Principal Occupation(s) During Past 5 Years: Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present); General Counsel, ACC (March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS

Robert Leach, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1966

Position(s) Held with Funds: Vice President, Treasurer and Chief Financial Officer (all since 2006)

Principal Occupation(s) During Past 5 Years: Vice President, ACS (February 2000 to present); and Controller, various American Century Investments funds (1997 to September 2006)

David H. Reinmiller, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1963

Position(s) Held with Funds: Vice President (since September 2001)

Principal Occupation(s) During Past 5 Years: Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present); Chief Compliance Officer, American Century Investments funds, ACIM and ACGIM (January 2001 to February 2005). Also serves as: Associate General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and Vice President, ACIM, ACGIM and ACS

Ward Stauffer, 4500 Main Street, Kansas City, MO 64111

Year of Birth: 1960

Position(s) Held with Funds: Secretary (since March 2005)

Principal Occupation(s) During Past 5 Years: Attorney, ACC (June 2003 to present)

The Board of Trustees

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired the advisor to do so. The trustees, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds’ advisor.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds’ investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

The Advisory Board

The funds also have an Advisory Board. Members of the Advisory Board, if any, function like fund trustees in many respects, but do not possess voting power. Advisory Board members are eligible to attend all meetings of the Board of Trustees and the independent trustees and receive any materials distributed in connection with such meetings.

Committees

The board has four standing committees to oversee specific functions of the funds’ operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

Committee: Audit and Compliance

Members: Peter F. Pervere, Jeanne D. Wohlers, Ronald J. Gilson

Function: The Audit and Compliance Committee approves the engagement of the funds’ independent registered public accounting firm, recommends approval of such engagement to the independent trustees, and oversees the activities of the funds’ independent registered public accounting firm. The committee receives reports from the advisor’s Internal Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.

Number of Meetings Held During Last Fiscal Year: 4

Committee: Corporate Governance

Members: Ronald J. Gilson, John Freidenrich, John B. Shoven

Function: The Corporate Governance Committee reviews board procedures and committee structures. It also considers and recommends individuals for nomination as trustees. The names of potential trustee candidates may be drawn from a number of sources, including recommendations from members of the board, management (in the case of interested trustees only) and shareholders. Shareholders may submit trustee nominations to the Corporate Secretary, American Century Funds, P.O. Box 410141, Kansas City, MO 64141. All such nominations will be forwarded to the committee for consideration. The committee also may recommend the creation of new committees, evaluate the membership structure of new and existing committees, consider the frequency and duration of board and committee meetings and otherwise evaluate the responsibilities, processes, resources, performance and compensation of the board.

Number of Meetings Held During Last Fiscal Year: 1

Committee: Portfolio

Members: Myron S. Scholes, John Freidenrich, Frederick L.A. Grauer

Function: The Portfolio Committee reviews quarterly the investment activities and strategies used to manage fund assets. The committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning the funds’ investments.

Number of Meetings Held During Last Fiscal Year: 4

Committee: Quality of Service

Members: John B. Shoven, Ronald J. Gilson, Peter F. Pervere

Function: The Quality of Service Committee reviews the level and quality of transfer agent and administrative services provided to the funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and seeks to improve such services where feasible and appropriate.

Number of Meetings Held During Last Fiscal Year: 4

Compensation of Trustees

The independent trustees serve as trustees or directors for eight investment companies in the American Century Investments family of funds. Jonathan S. Thomas, interested trustee, serves as trustee or director for 15 investment companies in the American Century Investments family of funds. As an interested trustee, Mr. Thomas does not receive any compensation from the funds for his service as a trustee. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among these investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the investment companies served by the board to each trustee who is not an interested person as defined in the Investment Company Act.

Aggregate Trustee Compensation for Fiscal Year Ended September 30, 2009
Name of Trustee	Total Compensation from the Funds(1)	Total Compensation from the American Century Investments Family of Funds(2)
John Freidenrich	$4,582	$130,519
Ronald J. Gilson	$7,676	$218,283
Frederick L.A. Grauer	$4,582	$130,519
Peter F. Pervere	$5,292	$150,525
Myron S. Scholes	$4,666	$132,522
John B. Shoven	$4,843	$137,522
Jeanne D. Wohlers	$5,058	$141,019

1
Includes compensation paid to the trustees for the fiscal year ended September 30, 2009, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan.

2
Includes compensation paid by the investment companies of the American Century Investments family of funds served by this board. The total amount of deferred compensation included in the preceding table is as follows: Mr. Gilson, $218,283; Mr. Pervere, $16,376; Mr. Scholes, $38,999; Mr. Shoven, $137,522; and Ms. Wohlers, $119,866.

The funds have adopted the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century Investments funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee’s beneficiary or, if none, to the trustee’s estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

Ownership of Fund Shares

The trustees owned shares in the funds as of December 31, 2009, as shown in the table below:

Name of Trustees
	Jonathan S. Thomas(1)	John Freidenrich	Ronald J. Gilson(1)	Frederick L.A. Grauer
Dollar Range of Equity Securities in the Funds:
Target 2010	A	A	A	A
Target 2015	A	A	A	A
Target 2020	A	A	A	A
Target 2025	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustees in Family of Investment Companies	E	A	E	A

Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

Name of Trustees
	Peter F. Pervere(1)	Myron S. Scholes(1)	John B. Shoven(1)	Jeanne D. Wohlers
Dollar Range of Equity Securities in the Funds:
Target 2010	A	A	A	A
Target 2015	A	A	A	A
Target 2020	A	A	A	A
Target 2025	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustees in Family of Investment Companies	A	E	E	E

Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

1	This trustee owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

Code of Ethics

The funds, their investment advisor and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

Proxy Voting Guidelines

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds’ Board of Trustees has approved the advisor’s proxy voting guidelines to govern the advisor’s proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting guidelines specifically address these considerations and establish a framework for the advisor’s consideration of the vote that would be appropriate for the funds. In particular, the proxy voting guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

•	Election of Directors
•	Ratification of Selection of Auditors
•	Equity-Based Compensation Plans
•	Anti-Takeover Proposals
■ Cumulative Voting
■ Staggered Boards
■ “Blank Check” Preferred Stock
■ Elimination of Preemptive Rights
■ Non-targeted Share Repurchase
■ Increase in Authorized Common Stock
■ “Supermajority” Voting Provisions or Super Voting Share Classes
■ “Fair Price” Amendments
■ Limiting the Right to Call Special Shareholder Meetings
■ Poison Pills or Shareholder Rights Plans
■ Golden Parachutes
■ Reincorporation
■ Confidential Voting
■ Opting In or Out of State Takeover Laws
•	Shareholder Proposals Involving Social, Moral or Ethical Matters
•	Anti-Greenmail Proposals
•	Changes to Indemnification Provisions
•	Non-Stock Incentive Plans
•	Director Tenure
•	Directors’ Stock Options Plans
•	Director Share Ownership

Finally, the proxy voting guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest. Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century Investments votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent trustees of the funds.

In addition, to avoid any potential conflict of interest that may arise when one American Century Investments fund owns shares of another American Century Investments fund, the advisor will “echo vote” such shares, if possible. That is, it will vote the shares in the same proportion as the vote of all other holders of the shares. Shares of American Century Investments “NT” funds will be voted in the same proportion as the vote of the shareholders of the corresponding American Century Investments policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of Growth Fund shareholders. In all other cases, the shares will be voted in direct consultation with a committee of the independent trustees of the voting fund.

A copy of the advisor’s proxy voting guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the About Us page at americancentury.com. The advisor’s proxy voting record also is available on the SEC’s website at sec.gov.

Disclosure of Portfolio Holdings

The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on americancentury.com at approximately the same time. This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and Exchange Commission within 60 days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.

Portfolio characteristics that are derived from portfolio holdings but do not identify any specific security will be made available for distribution 15 days after the end of the period to which such data relates. Characteristics that identify any specific security will be made available 30 days after the end of the period to which such data relates. Characteristics in both categories will generally be posted on americancentury.com at approximately the time they are made available for distribution. Data derived from portfolio returns and any other characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics to or from those considered confidential at any time.

Any American Century Investments fund that sells securities short as an investment strategy will disclose full portfolio holdings only in annual and semi-annual shareholder reports and on form N-Q. These funds will make long holdings available for distribution 30 days after the end of each calendar quarter, but the funds will keep short holdings confidential. Top 10 long holdings and portfolio characteristics will be made available for distribution in accordance with the policies set forth above.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds’ shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

Ongoing Arrangements

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary’s or consultant’s clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds’ distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor’s legal department. The advisor’s compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of January 19, 2010 are as follows:

•	American Fidelity Assurance Co.
•	Ameritas Life Insurance Corporation
•	Annuity Investors Life Insurance Company
•	Asset Services Company L.L.C.
•	AUL/American United Life Insurance Company
•	Bell Globemedia Publishing
•	Bellwether Consulting, LLC
•	Bidart & Ross
•	Callan Associates, Inc.
•	Calvert Asset Management Company, Inc.
•	Cambridge Financial Services, Inc.
•	Capital Cities, LLC
•	Charles Schwab & Co., Inc.
•	Cleary Gull Inc.
•	Commerce Bank, N.A.
•	Connecticut General Life Insurance Company
•	Consulting Services Group, LLC
•	Curcio Webb LLC
•	Defined Contribution Advisors, Inc.
•	DWS Investments Distributors, Inc.
•	EquiTrust Life Insurance Company
•	Evaluation Associates, LLC
•	Evergreen Investment Management Company, LLC
•	Farm Bureau Life Insurance Company
•	First MetLife Investors Insurance Company
•	Fund Evaluation Group, LLC
•	The Guardian Life Insurance & Annuity Company, Inc.
•	Hammond Associates, Inc.
•	Hewitt Associates LLC
•	ICMA Retirement Corporation
•	ING Insurance Company of America
•	Iron Capital Advisors
•	J.P. Morgan Retirement Plan Services LLC
•	Jefferson National Life Insurance Company
•	John Hancock Financial Services, Inc.
•	Kansas City Life Insurance Company

•	Kmotion, Inc.
•	Liberty Life Insurance Company
•	The Lincoln National Life Insurance Company
•	Lipper Inc.
Marquette Associates
•	Massachusetts Mutual Life Insurance Company
•	Merrill Lynch
•	MetLife Investors Insurance Company
•	MetLife Investors Insurance Company of California
•	Midland National Life Insurance Company
•	Minnesota Life Insurance Company
•	Morgan Keegan & Co., Inc.
•	Morgan Stanley Smith Barney LLC
•	Morningstar Associates LLC
•	Morningstar Investment Services, Inc.
•	National Life Insurance Company
•	Nationwide Financial
•	New England Pension Consultants
•	The Newport Group
•	Northwestern Mutual Life Insurance Co.
•	NYLIFE Distributors, LLC
•	Principal Life Insurance Company
•	Prudential Financial
•	RidgeWorth Capital Management, Inc.
•	Rocaton Investment Advisors, LLC
•	RogersCasey, Inc.
•	S&P Financial Communications
•	Security Benefit Life Insurance Co.
•	Slocum
•	SunTrust Bank
•	Symetra Life Insurance Company
•	Union Bank of California, N.A.
•	The Union Central Life Insurance Company
•	Valic Financial Advisors Inc.
•	VALIC Retirement Services Company
•	Vestek Systems, Inc.
•	Wachovia Bank, N.A.
•	Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)	Full holdings quarterly as soon as reasonably available;
(2)	Full holdings monthly as soon as reasonably available;
(3)	Top 10 holdings monthly as soon as reasonably available; and
(4)	Portfolio characteristics monthly as soon as reasonably available.

The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.

Single Event Requests

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund’s holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

Service Providers

Various service providers to the funds and the funds’ advisor must have access to some or all of the funds’ portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds’ custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades (as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information. In addition, the funds’ investment advisor may use analytical systems provided by third party data aggregators who have access to the funds’ portfolio holdings daily, with no lag. These data aggregators enter into non-disclosure agreements after authorization by an appropriate officer of the advisor.

Additional Safeguards

The advisor’s policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor’s policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds’ Board of Trustees exercises oversight of disclosure of the funds’ portfolio securities. The board has received and reviewed a summary of the advisor’s policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

The Funds’ Principal Shareholders

As of December 31, 2009, the following shareholders owned more than 5% of the outstanding shares of a class of the funds. The table shows shares owned of record. Beneficial ownership of which American Century Investments is aware, if any, appears in a footnote to the table.

Fund/Class	Shareholder	Percentage of Outstanding Shares Owned Of Record
Target 2010
Investor Class
	Charles Schwab & Co. Inc. San Francisco, California	13%
	National Financial Services Corp New York, New York	10%
Advisor Class
	Charles Schwab & Co. Inc. San Francisco, California	60%
	National Financial Services LLC New York, New York	8%
	Prudential Investment Mgmt Svc FBO Mutual Fund Clients Newark, New Jersey	7%
	Frontier Trust Company Olympia Sport Center, Inc. 401K P Fargo, North Dakota	5%
Target 2015
Investor Class
	Charles Schwab & Co. Inc. San Francisco, California	28%
	National Financial Services Corp. New York, New York	18%
Advisor Class
	Charles Schwab & Co. Inc. San Francisco, California	48%
	National Financial Services LLC New York, New York	20%
	Pershing LLC Jersey City, New Jersey	18%
	Counsel Trust Co FBO Brown & Dunn PC 401K Plan Pittsburgh, Pennsylvania	7%

Fund/Class	Shareholder	Percentage of Outstanding Shares Owned Of Record
Target 2020
Investor Class
	Charles Schwab & Co. Inc. San Francisco, California	20%
	National Financial Services Corp. New York, New York	13%
Advisor Class
	Charles Schwab & Co. Inc. San Francisco, California	52%
	Pershing LLC Jersey City, New Jersey	24%
	MG Trust Company Cust FBO Gaiam Inc 401K Trust Denver, Colorado	5%
	MLPF&S Jacksonville, Florida	5%
Target 2025
Investor Class
	Charles Schwab & Co. Inc. San Francisco, California	18%
	National Financial Services Corp. New York, New York	15%
Advisor Class
	Charles Schwab & Co. Inc. San Francisco California	43%
	Wilmington Trust Comp TTEE FBO Fairmount Minerals Ltd 401K Plan Wilmington, Delaware	36%

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund’s outstanding shares. The funds are unaware of any shareholders, beneficial or of record, who own more than 25% of the voting securities of the trust. A shareholder owning beneficially more than 25% of the trust’s outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. As of December 31, 2009, the officers and trustees of the funds, as a group, owned less than 1% of any class of a fund’s outstanding shares.

Service Providers

The funds have no employees. To conduct the funds’ day-to-day activities, the trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. James E. Stowers, Jr. controls ACC by virtue of his stock ownership.

Investment Advisor

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the prospectus under the heading Management.

For the services provided to the funds, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of a fund. For more information about the unified management fee, see The Investment Advisor under the heading Management in the funds’ prospectus. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the trust’s funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled (Fund Category Assets). Second, the assets are totaled for certain other accounts managed by the advisor (Other Account Category Assets). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same Board of Trustees as the trust. Together, the

Fund Category Assets and the Other Account Category Assets comprise the “Investment Category Assets.” The Investment Category Fee Rate is then calculated by applying a fund’s Investment Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets.

Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century Investments family of funds (the Complex Assets), and the Complex Fee Rate is calculated based on the resulting total. The Investment Category Fee Rate and the Complex Fee Rate are then added to determine the Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining the assets that comprise the Fund Category Assets, Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

Investment Category Fee Schedule for Target 2010, Target 2015, Target 2020 and Target 2025
Category Assets	Fee Rate
First $1 billion	0.3600%
Next $1 billion	0.3080%
Next $3 billion	0.2780%
Next $5 billion	0.2580%
Next $15 billion	0.2450%
Next $25 billion	0.2430%
Thereafter	0.2425%

The Complex Fee is determined according to the schedule below.

Complex Fee Schedule
Complex Assets	Fee Rate Investor and Advisor Classes
First $2.5 billion	0.3100%
Next $7.5 billion	0.3000%
Next $15 billion	0.2985%
Next $25 billion	0.2970%
Next $25 billion	0.2870%
Next $25 billion	0.2800%
Next $25 billion	0.2700%
Next $25 billion	0.2650%
Next $25 billion	0.2600%
Next $25 billion	0.2550%
Thereafter	0.2500%

On each calendar day, each class of each fund accrues a management fee that is equal to the class’s Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

The management agreement between the trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

•	the funds’ Board of Trustees, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and
•
the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds’ Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days’ written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

The management agreement provides that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Fixed-income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker-dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended September 30, 2009, 2008, and 2007, are indicated in the following table.

Unified Management Fees
Fund	2009	2008	2007
Target 2010	$1,450,539	$1,505,513	$1,252,898
Target 2015	$1,880,001	$1,654,267	$1,181,690
Target 2020	$1,129,248	$1,378,240	$1,121,822
Target 2025	$1,117,644	$1,492,054	$1,690,712

Portfolio Managers

Accounts Managed

The portfolio managers are responsible for the day-to-day management of various accounts, as indicated by the following table. Unless otherwise noted, these accounts do not have an advisory fee based on the performance of the account.

Accounts Managed (As of September 30, 2009)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments- subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Robert V. Gahagan	Number of Accounts	19	2	0
	Assets	$13.6 billion(1)	$150.4 million	N/A
Brian Howell	Number of Accounts	17	2	0
	Assets	$11.3 billion(1)	$150.4 million	N/A
James E. Platz	Number of Accounts	17	2	0
	Assets	$11.3 billion(1)	$150.4 million	N/A

1	Includes $213.8 million in Target 2010; $316.4 million in Target 2015; $194.1 million in Target 2020; and $159.8 million in Target 2025.

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century Investments client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed-income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century Investments' trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century Investments has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed-income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker-dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system.

Finally, investment of American Century Investments' corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century Investments to the detriment of client portfolios.

Compensation

American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of September 30, 2009, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. Fund investment performance is generally measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups, such as those indicated below. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. In 2008, American Century Investments began placing increased emphasis on long-term performance and is phasing in five-year performance comparison periods.

Fund	Benchmarks	Peer Group
Target 2010	Treasury Interest STRIP maturing in Nov 2010	N/A
Target 2015	Treasury Interest STRIP maturing in Nov 2015	N/A
Target 2020	Treasury Interest STRIP maturing in Nov 2020	N/A
Target 2025	Treasury Interest STRIP maturing in Nov 2025	N/A

Portfolio managers may have responsibility for multiple American Century Investments mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility. Portfolio managers also may have responsibility for other types of similarly managed portfolios. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund.

A second factor in the bonus calculation relates to the performance of a number of American Century Investments funds managed according to one of the following investment styles: U.S. growth, U.S. value, international, quantitative and fixed-income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century Investments mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the funds' portfolio managers as of September 30, 2009, the funds' most recent fiscal year end.

Ownership of Securities(1)
Aggregate Dollar Range of Securities in Fund
Target 2010 Fund
Brian Howell	A
James E. Platz	C
Robert V. Gahagan	A
Target 2015 Fund
Brian Howell	A
James E. Platz	A
Robert V. Gahagan	A
Target 2020 Fund
Brian Howell	A
James E. Platz	C
Robert V. Gahagan	A
Target 2025 Fund
Brian Howell	A
James E. Platz	A
Robert V. Gahagan	A

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000;  F – $500,001-$1,000,000; G – More than $1,000,000.

1	These portfolio managers serve on an investment team that oversees a number of funds in the same broad investment category and are not expected to invest in each such fund.

Transfer Agent and Administrator

American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays ACS’s costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Sub-Administrator

The advisor has entered into a Mutual Funds Services Agreement with J.P.Morgan Investor Services Co. (JPMIS) to provide certain fund accounting, fund financial reporting, tax and treasury/tax compliance services for the funds, including striking the daily net asset value for each fund. The advisor pays JPMIS a monthly fee on a per fund basis as compensation for these services. While ACS continues to serve as the administrator of the funds, JPMIS provides sub-administrative services that were previously undertaken by ACS.

Distributor

The funds’ shares are distributed by American Century Investment Services, Inc. (ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds’ shares. The distributor makes a continuous, best-efforts underwriting of the funds’ shares. This means the distributor has no liability for unsold shares. The advisor pays ACIS’s costs for serving as principal underwriter of the funds’ shares out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor. ACIS does not earn commissions for distributing the funds’ shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

Custodian Banks

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York, 11245, serves as custodian of the funds’ cash and securities. Foreign securities, if any, are held by foreign banks participating in a network coordinated by JPMorgan Chase Bank. Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, also serves as custodian of the funds' cash to facilitate purchases and redemptions of fund shares. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians. JPMorgan Chase Bank is paid based on the monthly average of assets held in custody plus a transaction fee.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP serves as the independent registered public accounting firm of the funds. The address of PricewaterhouseCoopers LLP is 1100 Walnut Street, Suite 1300, Kansas City, Missouri 64106. As the independent registered public accounting firm of the funds, PricewaterhouseCoopers LLP provides services including:

(1)	auditing the annual financial statements for each fund, and
(2)	assisting and consulting in connection with SEC filings.

Brokerage Allocation

The advisor places orders for equity portfolio transactions with broker-dealers, who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges. The advisor purchases and sells fixed-income securities through principal transactions, meaning the advisor normally purchases securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds generally do not pay a stated brokerage commission on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and asked prices).

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds’ policy is to secure the most favorable prices and execution of orders on its portfolio transactions. The advisor selects broker-dealers on their perceived ability to obtain “best execution” in effecting transactions in its clients’ portfolios. In selecting broker-dealers to effect portfolio transactions relating to equity securities, the advisor considers the full range and quality of a broker-dealer’s research and brokerage services, including, but not limited to, the following:

•	applicable commission rates and other transaction costs charged by the broker-dealer
•
value of research provided to the advisor by the broker-dealer (including economic forecasts, fundamental and technical advice on individual securities, market analysis, and advice, either directly or through publications or writings, as to the value of securities, availability of securities or of purchasers/sellers of securities)

•	timeliness of the broker-dealer's trade executions
•	efficiency and accuracy of the broker-dealer’s clearance and settlement processes
•	broker-dealer’s ability to provide data on securities executions
•	financial condition of the broker-dealer
•	the quality of the overall brokerage and customer service provided by the broker-dealer

In transactions to buy and sell fixed-income securities, the selection of the broker-dealer is determined by the availability of the desired security and its offering price, as well as the broker-dealer’s general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor does not consider the receipt of products or services other than brokerage or research services in selecting broker-dealers.

On an ongoing basis, the advisor seeks to determine what levels of commission rates are reasonable in the marketplace. In evaluating the reasonableness of commission rates, the advisor considers:

•	rates quoted by broker-dealers
•	the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved
•	the ability of a broker-dealer to execute large trades while minimizing market impact
•	the complexity of a particular transaction
•	the nature and character of the markets on which a particular trade takes place
•	the level and type of business done with a particular firm over a period of time
•	the ability of a broker-dealer to provide anonymity while executing trades
•	historical commission rates
•	rates that other institutional investors are paying, based on publicly available information

The brokerage commissions paid by the funds may exceed those that another broker-dealer might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker-dealer. Research services furnished by broker-dealers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

Pursuant to its internal allocation procedures, the advisor regularly evaluates the brokerage and research services provided by each broker-dealer that it uses. On a semi-annual basis, each member of the advisor’s portfolio management team rates the quality of research and brokerage services provided by each broker-dealer that provides execution services and research to the advisor for its clients’ accounts. The resulting scores are used to rank these broker-dealers on a broker research list. In the event that the advisor has determined that best execution for a particular transaction may be obtained by more than one broker-dealer, the advisor may consider the relative positions of the broker-dealer on this list in determining the party through which to execute the transaction. Actual business received by any firm may be more or less than other broker-dealers with a similar rank. Execution-only brokers are used where deemed appropriate.

During the fiscal years ended September 30, 2009, 2008 and 2007, the funds did not pay any brokerage commissions, including, as applicable, futures commissions.

Regular Broker-Dealers

As of the end of the most recently completed fiscal year, the funds owned no securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

Information About Fund Shares

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this statement of additional information is a series of shares issued by the trust. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the trust’s (all funds’) outstanding shares may be able to elect a Board of Trustees. The trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder’s investment. The election of trustees is determined by the votes received from all the trust’s shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

The trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote or (2) the trustees by written notice to shareholders of each fund. Any fund may be terminated by (1) approval of at least two-thirds of the shares of that fund or (2) the trustees by written notice to shareholders of that fund.

Upon termination of the trust or a fund, as the case may be, the trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the trust or the fund. Thereafter, the trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the trust. The Declaration of Trust provides that the trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the trust and satisfy any judgment thereon. The Declaration of Trust further provides that the trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the trust is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Fund Liquidations

Near the end of each fund’s target maturity year, its investments will be sold or allowed to mature; its liabilities will be discharged or a provision will be made for their discharge; and its accounts will be closed. A shareholder may choose to redeem his or her shares in one of the following ways: (1) by receiving redemption proceeds or (2) by exchanging shares for shares of another American Century Investments fund. The estimated expenses of terminating and liquidating a fund’s portfolio securities will be accrued ratably over its target maturity year. These expenses, which are charged to income (as are all expenses), are not expected to exceed significantly the ordinary annual expenses incurred by a fund and, therefore, should have little or no effect on the maturity value of that fund.

Multiple Class Structure

The Board of Trustees has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the funds’ prospectus. Pursuant to such plan, the funds may issue up to two classes of shares: an Investor Class and an Advisor Class.

The Investor Class is made available to investors directly from American Century Investments and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to American Century Investments. Additional information regarding eligibility for Investor Class shares may be found in the funds’ prospectus. The Advisor Class is made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The unified management fee for the Advisor Class is the same as for the Investor Class, but the Advisor Class shares are subject to a Master Distribution and Individual Shareholder Services Plan (the Advisor Class Plan) described below. The Advisor Class Plan has been adopted by the funds’ Board of Trustees in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees of the funds’ Advisor Class have approved and entered into the Advisor Class Plan. The plan is described below.

In adopting the plan, the Board of Trustees (including a majority of trustees who are not interested persons of the funds [as defined in the Investment Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the plan would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule 12b-1, information about revenues and expenses under the plan is presented to the Board of Trustees quarterly. Continuance of the plan must be approved by the Board of Trustees, including a majority of the independent trustees, annually. The plan may be amended by a vote of the Board of Trustees, including a majority of the independent trustees, except that the plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of outstanding shareholder votes of the affected class.

All fees paid under the plan will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

Advisor Class Plan

As described in the prospectus, the funds’ Advisor Class shares are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds’ distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds’ shares and/or the use of the funds’ shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that would otherwise be performed by the funds’ transfer agent may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds’ shares to be made available through such plans and financial intermediaries, and to compensate them for these services, the funds’ Board of Trustees has adopted the Advisor Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the fund’s distributor 0.25% annually of the average daily net asset value of the Advisor Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. This payment is fixed at 0.25%, and is not based on expenses incurred by the distributor.

During the fiscal year ended September 30, 2009, the aggregate amount of fees paid under the Advisor Class Plan was:

Target 2010	$39,914
Target 2015	$75,176
Target 2020	$37,693
Target 2025	$31,838

The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)	providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;
(b)	creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;
(c)	conducting proprietary research about investment choices and the market in general;
(d)	periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;
(e)	consolidating shareholder accounts in one place; and
(f)	other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)	paying of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;
(b)	compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds’ Advisor Class shares;
(c)	compensating and paying expenses (including overhead and telephone expenses) of the distributor;
(d)	printing prospectuses, statements of additional information and reports for other-than-existing shareholders;
(e)	preparing, printing and distributing sales literature and advertising materials provided to the funds’ shareholders and prospective shareholders;
(f)	receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)	providing facilities to answer questions from prospective shareholders about fund shares;
(h)	complying with federal and state securities laws pertaining to the sale of fund shares;
(i)	assisting shareholders in completing application forms and selecting dividend and other account options;
(j)	providing other reasonable assistance in connection with the distribution of fund shares;
(k)	organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;
(l)	profit on the foregoing;
(m)	paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and
(n)
such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the trust and the funds’ distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Payments to Dealers

From time to time, the distributor may provide additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the Financial Industry Regulatory Authority. Such payments will not change the price paid by investors for shares of the funds.

Buying and Selling Fund Shares

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds’ prospectus. The prospectus is available to investors without charge and may be obtained by calling us.

Examples of employer-sponsored retirement plans include the following:

•	401(a) plans
•	pension plans
•	profit sharing plans
•	401(k) plans
•	money purchase plans
•	target benefit plans
•	Taft-Hartley multi-employer pension plans
•	SERP and “Top Hat” plans
•	ERISA trusts
•	employee benefit trusts
•	457 plans
•	KEOGH or HR(10) plans
•	employer-sponsored 403(b) plans (including self-directed)
•	nonqualified deferred compensation plans
•	nonqualified excess benefit plans
•	nonqualified retirement plans
•	SIMPLE IRAs, SEP IRAs and SARSEPs (collectively referred to as Business IRAs)

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Business IRAs, Traditional IRAs and Roth IRAs.

	Employer- Sponsored Retirement Plans, excluding Business IRAs	Business IRAs	Traditional and Roth IRAs
Investor Class shares may be purchased	Yes	Yes	Yes
Advisor Class shares may be purchased	Yes	Yes	Yes

Valuation of a Fund’s Securities

All classes of the funds are offered at their net asset value (NAV). Each fund’s NAV is calculated as of the close of business of the New York Stock Exchange (NYSE) on each day the NYSE is open. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.

A fund’s NAV is the current value of a fund’s assets, minus any liabilities, divided by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Securities held by the funds normally are priced using data supplied by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the advisor, based on guidelines and procedures established by the Board of Trustees for determining the valuation of a security, determines that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith using methods approved by the Board of Trustees.

Taxes

Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders’ ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

To qualify as a regulated investment company, a fund must meet certain requirements of the Code among which relate to sources of its income and diversification of its assets. A fund is also required to distribute 90% of its investment company taxable income each year. Additionally, a fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) to avoid the nondeductible 4% federal excise tax on any undistributed amounts.

Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable or if the amount is considered de minimis). Generally, if the fund elects to include the discount in income, market discount accrues on a daily basis for each day the bond is held by a fund on a constant yield to maturity basis. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as a short-term capital gain.

If fund shares are purchased through taxable accounts, distributions of either cash or additional shares of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case they are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date.

Distributions from gains on assets held by a fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in a fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

As of September 30, 2009, the funds did not have any capital loss carryover. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century Investments or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate on reportable payments (which may include taxable dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the “wash sale” rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

State and Local Taxes

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received such  interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisor or state or local tax authorities to determine whether the funds are suitable investments.

Financial Statements

The financial statements for the fiscal year ended September 30, 2009 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent Registered Public Accounting Firm and the financial statements included in the funds’ Annual Report for the fiscal year ended September 30, 2009 are incorporated herein by reference.

Explanation of Fixed-Income Securities Ratings

As described in the prospectus, the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.

Ratings of Corporate Debt Securities
Standard & Poor’s
AAA	This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
AA	Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
A
Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB
Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.

BB
Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B
Debt rated in this category is more vulnerable to nonpayment than obligations rated ‘BB’, but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to pay interest and repay principal.

CCC
Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC	Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
C
The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.

D
Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.

Moody’s Investors Service, Inc.
Aaa	This is the highest rating assigned by Moody’s to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
Aa
Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.

A
Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Baa
Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.

Ba
Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B
Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.

Caa
Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implied B or B3 rating.

Ca	Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
C	This is the lowest rating assigned by Moody’s, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.

Fitch Investors Service, Inc.
AAA
Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA	Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
A
Debt rated in this category has a low expectation of credit risk. Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.

BBB
Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Fitch Investors Service, Inc.
BB
Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C
Debt rated in these categories has a real possibility for default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D
The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in these categories have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

To provide more detailed indications of credit quality, the Standard & Poor’s ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody’s adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor’s.

Commercial Paper Ratings
S&P	Moody’s	Description
A-1	Prime-1 (P-1)	This indicates that the degree of safety regarding timely payment is strong. Standard & Poor’s rates those issues determined to possess extremely strong safety characteristics as A-1+.
A-2	Prime-2 (P-2)
Capacity for timely payment on commercial paper is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3	Prime-3 (P-3)	Satisfactory capacity for timely repayment. Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

Municipal Note and Variable Rate Security Ratings
S&P	Moody’s	Description
SP-1	MIG-1; VMIG-1	Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
SP-2	MIG-2; VMIG-2	Notes are of high quality with margins of protection ample, although not so large as in the preceding group.
SP-3	MIG-3; VMIG-3
Notes are of favorable quality with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

SP-4	MIG-4; VMIG-4	Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds’ investments and the market conditions and investment strategies that significantly affected the funds’ performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

If you own or are considering purchasing fund shares through

•	an employer-sponsored retirement plan
•	a bank
•	a broker-dealer
•	an insurance company
•	another financial intermediary

you can receive the annual and semiannual reports directly from them.

The SEC

You also can get information about the funds from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 1-202-551-8090 for location and hours.
On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov
By Mail	SEC Public Reference Section Washington, D.C. 20549-1520

Investment Company Act File No. 811-4165

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

CL-SAI-66795   1002

AMERICAN CENTURY TARGET MATURITIES TRUST

PART C  OTHER INFORMATION

ITEM 28.  Exhibits

(a)           (1)           Amended and Restated Agreement and Declaration of Trust, dated March 26, 2004 (filed electronically as Exhibit a to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on November 30, 2004, File No. 2-94608, and incorporated herein by reference).

(2)           Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust, dated March 8, 2007 (filed electronically as Exhibit a2 to Post-Effective Amendment No. 44 to the Registration Statement of the Registrant on January 28, 2008, File No. 2-94608, and incorporated herein by reference).

(3)           Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust, dated August 31, 2007 (filed electronically as Exhibit a3 to Post-Effective Amendment No. 44 to the Registration Statement of the Registrant on January 28, 2008, File No. 2-94608, and incorporated herein by reference).

(b)           Amended and Restated Bylaws, dated December 7, 2007 (filed electronically as Exhibit b to Post-Effective Amendment No. 44 to the Registration Statement of the Registrant on January 28, 2008, File No. 2-94608, and incorporated herein by reference).

(c)           Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article IV, Article V, Article VI and Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust, appearing as Exhibit (a) herein, and Article II, Article VII and Article IX of Registrant's Amended and Restated Bylaws, appearing as Exhibit (b) herein.

(d)           Management Agreement with American Century Investment Management, Inc., effective as of August 1, 2009, is included herein.

(e)           (1)           Amended and Restated Distribution Agreement with American Century Investment Services, Inc., dated August 1, 2007 (filed electronically as Exhibit e1 to Post-Effective Amendment No. 44 to the Registration Statement of the Registrant on January 28, 2008, File No. 2-94608, and incorporated herein by reference).

(2)           Form of Dealer/Agency Agreement (filed electronically as Exhibit e2 to Pre-Effective Amendment No. 25 to the Registration Statement of American Century International Bond Funds, on April 30, 2007, File No. 333-43321, and incorporated herein by reference).

(f)           Not applicable.

(g)           (1)           Master Agreement with Commerce Bank, N.A. dated January 22, 1997 (filed electronically as Exhibit b8e to Post-Effective Amendment No. 76 to the Registration Statement of American Century Mutual Funds, Inc. on February 28, 1997, File No. 2-14213, and incorporated herein by reference).

(2)           Global Custody Agreement with The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit b8 to Post-Effective Amendment No. 31 to the Registration Statement of American Century Government Income Trust on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

(3)           Amendment to Global Custody Agreement with The Chase Manhattan Bank, dated December 9, 2000 (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2 to the Registration Statement of American Century Variable Portfolios II, Inc. on January 9, 2001, File No. 333-46922, and incorporated herein by reference).

(4)           Amendment No. 2 to the Global Custody Agreement between American Century Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically as Exhibit g4 to Post-Effective Amendment No. 35 to the Registration Statement of American Century Quantitative Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

(5)           Amendment No. 3 to the Global Custody Agreement between American Century Investments and the JPMorgan Chase Bank, dated as of May 31, 2006 (filed electronically as Exhibit g6 to Pre-Effective Amendment No. 1 to the Registration Statement of American Century Growth Funds, Inc. on May 30, 2006, File No. 333-132114, and incorporated herein by reference).

(6)           Amendment No. 4 to the Global Custody Agreement with JPMorgan Chase Bank, dated as of July 2, 2008 (filed electronically as Exhibit g6 to Post-Effective Amendment No. 56 to the Registration Statement of American Century Government Income Trust on July 29, 2008, File No. 2-99222, and incorporated herein by reference).

(h)           (1)           Amended and Restated Transfer Agency Agreement with American Century Services, LLC, dated August 1, 2007 (filed electronically as Exhibit h1 to Post-Effective Amendment No. 44 to the Registration Statement of the Registrant on January 28, 2008, File No. 2-94608, and incorporated herein by reference).

(2)           Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., dated July 2, 2008 (filed electronically as Exhibit h3 to Post-Effective Amendment No. 53 to the Registration Statement of American Century Municipal Trust on September 26, 2008, File No. 2-91229, and incorporated herein by reference).

(3)           Revised Schedule A-2 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective July 2, 2008 (filed electronically as Exhibit h3 to Post-Effective Amendment No. 10 to the Registration Statement of American Century Asset Allocation Portfolios, Inc. on November 26, 2008, File No. 333-116351, and incorporated herein by reference).

(4)           Revised Schedule A-1 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective June 1, 2009 (filed electronically as Exhibit h4 to Post-Effective Amendment No. 55 to the Registration Statement of American Century Municipal Trust on June 29, 2009, File No. 2-91229, and incorporated herein by reference).

(5)           Revised Schedule A-3 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective June 1, 2009 (filed electronically as Exhibit h5 to Post-Effective Amendment No. 55 to the Registration Statement of American Century Municipal Trust on June 29, 2009, File No. 2-91229, and incorporated herein by reference).

(6)           Revised Schedule A-4 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective June 1, 2009 (filed electronically as Exhibit h6 to Post-Effective Amendment No. 55 to the Registration Statement of American Century Municipal Trust on June 29, 2009, File No. 2-91229, and incorporated herein by reference).

(i)           Opinion and Consent of Counsel, dated January 28, 2005 (filed electronically as Exhibit i to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on January 28, 2005, File No. 2-94608, and incorporated herein by reference).

(j)           Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, dated January 25, 2010, is included herein.

(k)           Not applicable.

(l)           Not applicable.

(m)           Amended and Restated Master Distribution and Individual Shareholder Services Plan (Advisor Class), dated January 1, 2008 (filed electronically as Exhibit m to Post-Effective Amendment No. 44 to the Registration Statement of the Registrant on January 28, 2008, File No. 2-94608, and incorporated herein by reference).

(n)           Amended and Restated Multiple Class Plan, dated January 1, 2008 (filed electronically as Exhibit n to Post-Effective Amendment No. 44 to the Registration Statement of the Registrant on January 28, 2008, File No. 2-94608, and incorporated herein by reference).

(o)           Reserved.

(p)           (1)           American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 46 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2009, File No. 2-82734, and incorporated herein by reference).

(2)           Independent Directors’ Code of Ethics amended February 28, 2000 (filed electronically as Exhibit p2 to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on November 30, 2004, File No. 2-94608, and incorporated herein by reference).

(q)           (1)           Power of Attorney, dated December 16, 2009 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 46 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2009, File No. 2-82734, and incorporated herein by reference).

(2)           Secretary’s Certificate, dated December 16, 2009 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 46 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2009, File No. 2-82734, and incorporated herein by reference).

Item 29.  Persons Controlled by or Under Common Control with Fund

(a)           The persons who serve as the trustees or directors of the Registrant also serve, in substantially identical capacities, of the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 30.  Indemnification.

As stated in Article VII, Section 3 of the Amended and Restated Declaration of Trust, incorporated herein by reference to Exhibit (a) to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.  The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant's Amended and Restated Bylaws, appearing as Exhibit (b) herein.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 31.  Business and Other Connections of the Investment Advisor

In addition to serving as the Registrant’s advisor, American Century Investment Management, Inc. (ACIM) provides portfolio management services for other investment companies as well as for other business and institutional clients. Except as listed below, none of the directors or officers of the advisor are or have been engaged in any business, profession, vocation or employment of a substantial nature, other than on behalf of the advisor and its affiliates, within the last two fiscal years.

James E. Stowers, Jr. (Director of ACIM). Serves as a member of the board of directors of the Stowers Institute for Medical Research, Stowers Resource Management, Inc. (SRM), BioMed Valley Corporation and BioMed Valley Discoveries, Inc. Each of these entities is part of a biomedical research organization that conducts basic research to find the keys to the causes, treatment and prevention of disease. Mr. Stowers also serves as the co-chair of the SRM board and is a member of SRM’s executive committee. The principal business address for these entities is 1000 E. 50th Street, Kansas City, MO 64110.

Steven R. Brown (Vice President of ACIM). Served as Managing Director, Munder Capital Management, principal address is 480 Pierce Street, Birmingham, MI 48009, 2005 to 2009.

John A. Lovito (Vice President of ACIM). Served as Managing Director, Lehman Brothers Asset Management (Europe), principal address is 25 Bank Street, Canary Wharf, London, United Kingdom, 2006 to 2008.

Scott Wittman (Senior Vice President of ACIM). Served as Managing Director, Munder Capital Management, principal address is 480 Pierce Street, Birmingham, MI 48009, 2005 to 2009.

Federico Garcia Zamora (Vice President of ACIM). Served as Portfolio Manager and Foreign Exchange Strategist, Lehman Brothers Asset Management, principal address is 605 Third Avenue, New York, NY 10016, 2005 to 2008.

The principal address for the advisor is 4500 Main Street, Kansas City, MO 64111.

Item 32.  Principal Underwriters

I.           (a)           American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority.  ACIS is located at 4500 Main Street, Kansas City, Missouri 64111.  ACIS is a wholly-owned subsidiary of American Century Companies, Inc.

(b)           The following is a list of the directors, executive officers and partners of ACIS as of January 11, 2010:

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

David Larrabee	Director, President and Chief Executive Officer	none

Barry C. Mayhew	Director and Senior Vice President	none

Martha G. Miller	Director and Senior Vice President	none

Gary P. Kostuke	Director and Vice President	none

Jami D. Waggoner	Chief Financial Officer, Chief Accounting Officer and Treasurer	none

Steven J. McClain	Senior Vice President	none

Amy D. Schumaker	Chief Compliance Officer	none

David M. Kelley	Chief Privacy Officer and Senior AML Officer	none

Ward D. Stauffer	Secretary	Secretary

Charles A. Etherington	Assistant Secretary and General Counsel	Senior Vice President and General Counsel

Brian L. Brogan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Otis H. Cowan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Janet A. Nash	Assistant Secretary	Assistant Vice President and Assistant Secretary

David H. Reinmiller	Assistant Secretary	Vice President

Lisa H. Lattan	Assistant Secretary	none

Jennifer L. Barron	Vice President	none

Stacey L. Belford	Vice President	none

Hayden S. Berk	Vice President	none

James D. Blythe	Vice President	none

James H. Breitenkamp	Vice President	none

Gregory Burrill	Vice President	none

Bruce W. Caldwell	Vice President	none

Alan D. Chingren	Vice President	none

Robert P. Connor	Vice President	none

James B. Cotchett	Vice President	none

D. Alan Critchell, Jr.	Vice President	none

Christopher J. DeSimone	Vice President	none

David P. Donovan	Vice President	none

G. Patrick Dougherty	Vice President	none

Kenneth J. Dougherty	Vice President	none

Ryan C. Dreier	Vice President	none

David R. Ford	Vice President	none

Michael C. Galkoski	Vice President	none

Gregory O. Garvin	Vice President	none

Wendy Costigan Goodyear	Vice President	none

Michael K. Green	Vice President	none

Brandon G. Grier	Vice President	none

Brett G. Hart	Vice President	none

Stacey L. Hoffman	Vice President	none

B.D. Horton	Vice President	none

Robert O. Houston	Vice President	none

Terence M. Huddle	Vice President	none

James L. Huser	Vice President	none

Jennifer Ison	Vice President	none

Michael A. Jackson	Vice President	none

Cindy A. Johnson	Vice President	none

David A. Keefer	Vice President	none

Christopher W. Kilroy	Vice President	none

Matthew S. Kives	Vice President	none

William L. Kreiling	Vice President	none

Jack R. Kulpa	Vice President	none

Maria Kutscher	Vice President	none

Edward Lettieri	Vice President	none

Richard T. Luchinsky	Vice President	none

Beth A. Mannino	Vice President	none

Jesse C. Martin	Vice President	none

Thomas C. McCarthy	Vice President	none

James C. McCoun	Vice President	none

Joseph P. McGivney, Jr.	Vice President	none

Peter J. McHugh	Vice President	none

Victor V. Melinauskas	Vice President	none

Jerome B. Moore	Vice President	none

Susan M. Morris	Vice President	none

David M. Murphy	Vice President	none

Brendan R. Murray	Vice President	none

Kathleen L. Nelkin	Vice President	none

Jay W. Newnum	Vice President	none

John E. O’Connor	Vice President	none

Patrick J. Palmer	Vice President	none

Kent S. Petty	Vice President	none

Margaret H. Pierce	Vice President	none

Christy A. Poe	Vice President	none

James E. Poehlmann	Vice President	none

Conan W. Porter	Vice President	none

Michael J. Raddie	Vice President	none

Paige C. Rafferty	Vice President	none

Douglas K. Reber	Vice President	none

Anastasia Rock	Vice President	none

David E. Rogers	Vice President	none

Gerald M. Rossi	Vice President	none

Brett A. Round	Vice President	none

Michael F. Schell	Vice President	none

Tracey L. Shank	Vice President	none

Stephen C. Thune	Vice President	none

Michael N. Turgeon	Vice President	none

James T. Walden	Vice President	none

Mark Westmoreland	Vice President	none

J. Mitch Wurzer	Vice President	none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

(c)           Not applicable.

Item 33.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Investment Management, Inc., 4500 Main Street, Kansas City, MO 64111 and 1665 Charleston Road, Mountain View, CA; American Century Services, LLC, 4500 Main Street, Kansas City, MO 64111; JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, NY 11245; and Commerce Bank, N.A., 1000 Walnut, Kansas City, MO 64105.

Item 34.  Management Services – Not applicable.

Item 35.  Undertakings – Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 28th day of January, 2010.

American Century Target Maturities Trust
(Registrant)
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Trustee	January 28, 2010

* _________________________________ Robert J. Leach	Vice President, Treasurer and Chief Financial Officer	January 28, 2010

* _________________________________ John Freidenrich	Trustee	January 28, 2010

* _________________________________ Ronald J. Gilson	Chairman of the Board and Trustee	January 28, 2010

* _________________________________ Frederick L.A. Grauer	Trustee	January 28, 2010

* _________________________________ Peter F. Pervere	Trustee	January 28, 2010

* _________________________________ Myron S. Scholes	Trustee	January 28, 2010

* _________________________________ John B. Shoven	Trustee	January 28, 2010

* _________________________________ Jeanne D. Wohlers	Trustee	January 28, 2010

*By: /s/ Kathleen Gunja Nelson Kathleen Gunja Nelson Attorney in Fact (pursuant to Power of Attorney dated December 16, 2009)

EXHIBIT INDEX

EXHIBIT                                DESCRIPTION OF DOCUMENT
NUMBER

EXHIBIT (d)	Management Agreement with American Century Investment Management, Inc., effective as of August 1, 2009.

EXHIBIT (j)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, dated January 25, 2010.